Employee benefits	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Employee benefits

14.	Employee benefits

Employee benefits are all forms of consideration given by the Company in exchange for service rendered by employees or for the termination of employment. It also includes expenses with directors and management. Such benefits include salaries, post-employment benefits, termination benefits and other benefits.

	06.30.2026	12.31.2025
Liabilities
Short-term employee benefits	2,080	2,722
Termination benefits	91	91
Post-employment benefits	17,860	16,359
Total	20,031	19,172
Current	3,224	3,805
Non-current	16,807	15,367

14.1.	Short-term employee benefits

	06.30.2026	12.31.2025
Accrued vacation and 13th salary	882	610
Profit sharing	383	677
Performance award program	397	717
Salaries and related charges and other provisions	418	718
Total	2,080	2,722
Current	2,061	2,706
Non-current (1)	19	16
(1) Remaining balance relating to the four-year deferral of the variable compensation program of executive officers and the upper management.

The Company recognized the following amounts in the statement of income:

Expenses recognized in the statement of income	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Salaries, accrued vacations and related charges	(2,114)	(1,810)	(1,112)	(950)
Management fees and charges	8	(7)	11	(4)
Variable compensation programs (1)	(721)	(595)	(375)	(305)
Performance award program (2)	(343)	(278)	(182)	(144)
Profit sharing (2)	(378)	(317)	(193)	(161)
Total	(2,827)	(2,412)	(1,476)	(1,259)
(1) Includes adjustments to provisions related to previous years.
(2) Amount recognized as other income and expenses - see note 6.

14.1.1.	Variable compensation programs

The Company recognizes the contribution of employees to the results achieved through two programs: a) Profit sharing and results sharing; and b) Performance award program.

Profit Sharing (Participações nos lucros ou resultados - PLR)

In the six-month period ended June 30, 2026, the Company:

•	paid US$ 725 relating to the profit sharing (PLR) for the previous year, considering the regulation and individual limits according to the remuneration of each employee; and
•	provisioned US$ 378 relating to the PLR for the current year (US$ 317 in the same period of 2025), recorded in other income and expenses.

Performance award program (Programa de prêmio por desempenho - PRD)

In the six-month period ended June 30, 2026, the Company:

•	paid US$ 714 relating to the performance award program (PRD) for the previous year, since the Company’s and individual performance metrics were achieved in that year;
•	provisioned US$ 343 relating to the PRD for the current year (US$ 277 in the same period of 2025), recorded in other income and expenses, including variable compensation programs of consolidated companies.
14.2.	Employee benefits (post-employment)

The Company maintains a health care plan for its employees in Brazil (active and retiree) and their dependents, and five major post-employment pension plans (collectively referred to as “pension plans”).

The following table presents the balance of post-employment benefits:

	06.30.2026	12.31.2025
Liabilities
Health Care Plan - Saúde Petrobras	12,902	11,661
Subtotal - health care plan	12,902	11,661
Petros Pension Plan - Renegotiated (PPSP-R)	2,850	2,734
Petros Pension Plan - Non-renegotiated (PPSP-NR)	997	946
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70)	559	513
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70)	549	501
Petros 2 Pension Plan (PP-2)	3	4
Subtotal - pension plans	4,958	4,698
Total	17,860	16,359
Current	1,103	1,036
Non-current	16,757	15,323

Health Care Plan

The health care plan Saúde Petrobras – AMS is managed and run by Petrobras Health Association (Associação Petrobras de Saúde – APS), a nonprofit civil association, and includes prevention and health care programs. The plan offers assistance to all employees, retirees, pensioners and eligible family members, according to the rules of the plan, and is open to new employees.

Benefits are paid by the Company based on the costs incurred by the beneficiaries. The financial participation of the Company and the beneficiaries on the expenses are provided for in the plan rules and in the ACT, currently at 70% by the Company and 30% by the participants.

Pension plans

The Company’s post-retirement plans are managed by Petros Foundation, a nonprofit legal entity governed by private law with administrative and financial autonomy.

Pension plans in Brazil are regulated by the National Council for Supplementary Pension (Conselho Nacional de Previdência Complementar – CNPC), which establishes all guidelines and procedures to be adopted by the plans for their management and relationship with stakeholders.

Petros Foundation periodically carries out revisions of the plans and, when applicable, establishes measures aiming at maintaining the financial sustainability of the plans.

On March 24, 2026, the Deliberative Council of Petros Foundation approved the financial statements of the pension plans sponsored by the Company for the year ended December 31, 2025.

The net obligation with pension plans recorded by the Company is measured in accordance with the IFRS Accounting Standards requirements, which has a different measurement methodology to that applicable to pension funds in Brazil, which are regulated by the CNPC.

The following table presents the reconciliation of the deficit of Petros Plan registered by Petros Foundation as of December 31, 2025 with the net actuarial liability registered by the Company at the same date:

	PPSP-R (1)	PPSP-NR (1)
Deficit registered by Petros	236	118
Ordinary and extraordinary future contributions - sponsor	4,273	1,259
Contributions related to the TFC - sponsor	786	567
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(2,049)	(496)
Net actuarial liability recorded by the Company	3,247	1,448
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

The main difference between these methodologies is that, in the CNPC criterion, Petros Foundation considers the future cash flows of normal and extraordinary sponsor’s contributions, discounted to present value, while the Company considers these cash flows as they are realized. In addition, Petros Foundation sets the real interest rate based on profitability expectations and on parameters set by the Superintendência Nacional de Previdência Complementar - PREVIC (National Supplementary Pension Authority), while the Company uses a rate that combines the maturity profile of the obligations with the yield curve of government bonds. Regarding the plan assets, Petros Foundation marks government bonds at market value or on the curve, while the Company marks all of them at market value.

14.2.1.	Actuarial liabilities recognized in the statement of financial position, related to defined benefit plans

Net actuarial liabilities represent the obligations of the Company, net of the fair value of plan assets (when applicable), at present value.

Changes in the actuarial liabilities related to pension and health care plans with defined benefit characteristics is presented as follows:

					2026
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Balance at December 31, 2025	3,247	1,448	4	11,661	16,360
Recognized in the Statement of Income	189	86	−	827	1,102
Current service cost	−	−	−	131	131
Net interest	189	86	−	696	971
Cash effects	(234)	(80)	(8)	(317)	(639)
Contributions paid	(217)	(69)	(8)	(317)	(611)
Payments related to Term of financial commitment (TFC)	(17)	(11)	−	−	(28)
Other changes	207	92	7	731	1,037
Others	−	−	8	−	8
Translation Adjustment	207	92	(1)	731	1,029
Balance at June 30, 2026	3,409	1,546	3	12,902	17,860
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

					2025
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Balance at December 31, 2024	2,684	1,158	58	7,498	11,398
Recognized in the Statement of Income	179	76	3	589	847
Current service cost	2	−	−	81	83
Net interest	177	76	3	508	764
Recognized in Equity - other comprehensive income	−	−	−	1	1
(Gains)/losses arising from the remeasurement	−	−	−	1	1
Cash effects	(199)	(64)	(6)	(253)	(522)
Contributions paid	(185)	(56)	(6)	(253)	(500)
Payments related to Term of financial commitment (TFC)	(14)	(8)	−	−	(22)
Other changes	359	159	6	1,028	1,552
Translation Adjustment	359	159	6	1,028	1,552
Balance at June 30, 2025	3,023	1,329	61	8,863	13,276
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

The net expense with pension and health care plans is presented below:

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses)	(11)	(2)	−	(303)	(316)
Related to retirees (other income and expenses)	(178)	(84)	−	(524)	(786)
Net costs for Jan-Jun/2026	(189)	(86)	−	(827)	(1,102)
Related to active employees (cost of sales and expenses)	(13)	(1)	−	(194)	(208)
Related to retirees (other income and expenses)	(166)	(75)	(3)	(395)	(639)
Net costs for Jan-Jun/2025	(179)	(76)	(3)	(589)	(847)
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses)	(5)	(1)	−	(155)	(161)
Related to retirees (other income and expenses)	(91)	(43)	−	(267)	(401)
Net costs for Apr-Jun/2026	(96)	(44)	−	(422)	(562)
Related to active employees (cost of sales and expenses)	(7)	−	−	(99)	(106)
Related to retirees (other income and expenses)	(84)	(38)	(2)	(200)	(324)
Net costs for Apr-Jun/2025	(91)	(38)	(2)	(299)	(430)
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

14.2.2.	Contributions

In the six-month period ended June 30, 2026, the Company contributed US$ 639 (US$ 522 in the same period of 2025), to the defined benefit plans (reducing the balance of obligations of these plans, as presented in note 14.2.1), and US$ 143 and US$ 1, respectively, to the defined contribution portions of PP-2 and PP-3 plans (US$ 112 for PP-2 and US$ 0.9 for PP-3 in the same period of 2025), which were recognized in the statement of income.